Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 20,502,000	$ 10,165,000	$ 7,175,000
General and administrative	7,001,000	2,055,000	2,149,000
Total operating expenses	27,503,000	12,220,000	9,324,000
Other income (expense):
Interest and other income	709,000	22,000	9,000
Other expense, net	(2,855,000)
Change in fair value of tranche obligations			(4,333,000)
Total other income (expense), net	(2,146,000)	22,000	(4,324,000)
Loss before provision for income taxes	(29,649,000)	(12,198,000)	(13,648,000)
Provision for income taxes	37,000	0	0
Net loss	(29,686,000)	(12,198,000)	(13,648,000)
Other comprehensive income (loss):
Foreign exchange translation adjustment	3,988,000	(1,385,000)	(541,000)
Total comprehensive loss	$ (25,698,000)	$ (13,583,000)	$ (14,189,000)
Basic and diluted net loss per ordinary share	$ (1.63)	$ (1.36)	$ (2.46)
Weighted average basic and diluted ordinary shares	18,186,752	8,954,388	5,539,374